CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($)	Sep. 30, 2022	Sep. 30, 2021
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts	$ 255,322	$ 2,221,870
Common stock, no par value	$ 0	$ 0
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	30,392,940	28,918,177
Common stock, shares outstanding	30,392,940	28,918,177